Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement
NOTE 3 FAIR VALUE MEASUREMENT

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (i.e., exit price).
The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical financial instruments (Level 1) and the lowest priority to unobservable inputs (Level 3). In some cases, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Assessing the significance of a particular input to the fair value measurement in its entirety requires considerable judgment and involves considering a number of factors specific to the financial instruments.

Level 1:
Inputs are quoted prices (unadjusted) in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date. An active market for the financial instrument is a market in which transactions for the financial instrument occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly.
Level 3:	Unobservable inputs for the financial instrument.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual funds: Funds that are actively traded on an exchange are priced at the net asset value (NAV) of shares held by the Plan at year end. Funds that are not actively traded on an exchange are priced at NAV using inputs that corroborate the NAV with observable (i.e., ongoing redemption and/or subscription activity) market-based data.
Common and collective trust funds: Funds that are actively traded on an exchange are priced at the NAV of shares held by the Plan at year end (e.g., bond funds, equity funds, target date funds, etc.). Funds that are not actively traded on an exchange are priced at NAV using inputs that corroborate the NAV with observable (i.e., ongoing redemption and/or subscription activity) market-based data.
Self-Directed Brokerage Accounts: Mutual funds and money market funds valued at the list price at NAV of shares held by the Plan at the valuation date.
Money market funds: Funds record their corresponding value at $1 NAV. Investments are valued at amortized cost unless this would not represent fair value.
UBS Stock Fund: Actively traded securities are valued at the closing price reported on the active market on which the individual securities are traded.
Common Stock: Actively traded securities are valued at the closing price reported on the active market on which the individual securities are traded.
Real Estate Fund: Actively traded securities are valued at the closing price reported on the active market on which the individual securities are traded.
Participatory Note: Participatory notes are issued by registered Foreign Institutional Investor (FII) to overseas investment and transferable by endorsement and delivery.
Short-term investments: Funds that are actively traded on an exchange are priced at the net asset value (NAV) of shares held by the Plan at year end. Funds that are not actively traded on an exchange are priced at NAV using inputs that corroborate the NAV with observable (i.e., ongoing redemption and/or subscription activity) market-based data.
The methods described above may produce a fair value calculation that may not indicate net realizable value or reflect future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
There were no transfers between levels in 2025 and 2024.

Table of Contents

At December 31, 2025, the investments held by the Plan within the fair value hierarchy are as follows:

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$233,308,462	—	—	$233,308,462
Self-Directed Brokerage Account	1,588,267,531	—	—	1,588,267,531
UBS Stock Fund	469,480,916	—	—	469,480,916
Common Stocks	2,017,492,608	—	—	2,017,492,608
Real Estate Funds	20,712,121	—	—	20,712,121
	$4,329,261,638	—	$—	$4,329,261,638
Investments measured at NAV:
Money market funds(a)				$506,578,138
Short-term investment funds(b)				36,783,934
U.S. equity funds(c)				2,493,636,270
Non-U.S. equity funds(c)				560,934,140
U.S. bond funds(d)				492,543,252
Non-U.S. bond funds(e)				34,523,258
Target date funds(f)				3,091,728,977
Total investments, at NAV				$7,216,727,969
Total investments at fair value				$11,545,989,607
In the prior year’s financial statements, one of the equity funds was classified as a bond fund. Upon further analysis, it was determined that an equity fund classification was more appropriate. In 2025, the Plan revised its fair value hierarchy classification from bond fund to equity fund, and the 2024 presentation has been adjusted accordingly for this immaterial amount.
At December 31, 2024, the investments held by the Plan within the fair value hierarchy are as follows:

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$6,138,779	—	—	$6,138,779
Self-Directed Brokerage Account	1,452,613,860	—	—	1,452,613,860
UBS Stock Fund	332,983,275	—	—	332,983,275
Common Stocks	2,057,380,343	—	—	2,057,380,343
Real Estate Funds	30,243,377	—	—	30,243,377
Participatory Note	—	2,920,662	—	2,920,662
	$3,879,359,634	$2,920,662	$—	$3,882,280,296
Investments measured at NAV:
Money market funds(a)				$484,066,421
Short-term investment funds(b)				50,483,983
U.S. equity funds(c)				2,183,960,600
Non-U.S. equity funds(c)				397,226,884
U.S. bond funds(d)				443,559,815
Non-U.S. bond funds(e)				28,919,600
Target date funds(f)				2,580,353,730
Total investments, at NAV				$6,168,571,033
Total investments at fair value				$10,050,851,329

(a)
Money market funds are designed to protect capital with low-risk investments and includes cash, bank notes, corporate notes, government bills, and various short-term debt instruments. These investments are held through collective trust funds.

(b)
Short-term investment funds invest in short-term fixed-income securities and other securities with debt-like characteristics emphasizing short-term maturities and high quality. Under normal circumstances, there are no redemption restrictions; redemptions can be made daily with no notice period required. Plan sponsor-initiated activity may require 15 days prior written notice for the short-term investment funds. These investments are held through collective trust funds.

(c)
Equity common/collective trust funds seek to maintain portfolio diversification and approximate the risk and return characterized by certain equity indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 3 to 15 days.

(d)
U.S. bond common/collective trust funds seek to maintain an overall diversified portfolio whose investment return matches the performance of certain bond indices. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 15 days.

(e)
Non-U.S.
bond common/collective trust funds seek to provide investment returns of a diversified portfolio of international government bonds and match the performance of an index. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 15 days.

(f)
Target date common/collective trust funds are
pre-mixed
portfolios of diversified assets (stocks, bonds and other investments). They are designed for participants who expect to retire in or close to the target year stated in each option’s name. With the exception of the Target Retirement Income Fund, over time, the portfolio mix of each fund will gradually shift to more fixed income securities as the target year approaches. Upon reaching the target year, the fund will be blended into the Target Retirement Income Fund which is designed to provide those participants who are withdrawing money from the Plan with an appropriate blend of growth, income and inflation protection. Under normal circumstances, redemptions for participant activity may be made daily with no notice period required. Plan sponsor-initiated activity may require prior written notice of 3 days.

The above provides a general description of the investments. Participants should refer to the Investment Options Guide for information on the investment objectives and strategy of each investment opt io
n.